FINANCIAL INSTRUMENTS - Estimated Fair Values of Instruments Not Carried at Fair Value in Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	$ 17,098	$ 19,428
Debt	24,670	24,854
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financing receivables	17,315	19,375
Debt	$ 25,018	$ 25,249